UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund:	Royce Global Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 3/31/2018

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Australia – 4.2%
ALS	155,000	$888,917
Austal	75,000	104,945
Bingo Industries	60,700	131,452
Bravura Solutions	450,000	942,528
Cochlear	5,500	771,726
Decmil Group [1]	60,000	54,256
Hansen Technologies	335,000	1,069,794
HT&E	53,400	78,939
Imdex [1]	83,800	76,736
IPH	260,000	678,101
NetComm Wireless [1]	30,000	27,286
Seeing Machines [1]	2,199,217	153,374
Tassal Group	23,000	67,276
Technology One	130,000	522,499

Total		5,567,829

Austria – 0.9%
Mayr-Melnhof Karton	7,500	1,137,760

Total		1,137,760

Brazil – 2.3%
B3	32,847	265,546
Construtora Tenda [1]	20,000	159,627
Direcional Engenharia [1]	40,900	75,322
Industrias Romi	51,900	155,474
International Meal Company Alimentacao	25,000	64,366
Minerva	26,250	60,189
MRV Engenharia e Participacoes	21,700	106,809
OdontoPrev	225,000	1,017,508
T4F Entretenimento	50,400	161,820
TOTVS	113,000	986,091

Total		3,052,752

Canada – 9.2%
Agnico Eagle Mines [2]	10,000	420,700
AGT Food and Ingredients	5,800	75,136
Altus Group	28,000	708,938
Calfrac Well Services [1]	20,000	91,435
Canaccord Genuity Group	92,000	494,866
Centric Health [1]	340,800	121,681
Computer Modelling Group	208,000	1,499,841
Corsa Coal [1]	90,000	125,044
E-L Financial	1,200	752,591
Exco Technologies	20,000	141,111
FirstService Corporation	10,300	753,754
Franco-Nevada Corporation [2,3]	12,800	875,392
Genworth MI Canada	13,000	413,707
Gluskin Sheff + Associates	23,000	260,286
Hudbay Minerals	13,000	92,300
Leucrotta Exploration [1]	41,900	52,686
Magellan Aerospace	14,000	212,334
Major Drilling Group International [1]	199,000	1,028,711
Morneau Shepell	50,000	1,003,221
Newalta Corporation [1]	75,000	72,185
North American Energy Partners	22,000	116,600
Pan American Silver [2]	31,800	513,570
Rocky Mountain Dealerships	16,000	152,257
Sandstorm Gold [1]	20,800	99,008
Solium Capital [1]	66,000	572,220
Sprott	520,600	1,256,697
TORC Oil & Gas	22,400	114,751
Western Forest Products	50,150	100,818

Total		12,121,840

Chile – 0.1%
SMU [1]	318,400	97,539

Total		97,539

China – 1.6%
A-Living Services [1]	30,000	43,654
China Communications Services	303,600	182,148
China Lesso Group Holdings	150,100	114,663
Chinasoft International	130,900	118,343
Delong Holdings [1]	50,000	155,742
Fufeng Group	275,100	164,403
Hopefluent Group Holdings	92,300	44,461
Hua Hong Semiconductor	51,600	103,282
TravelSky Technology	300,000	878,921
Xingda International Holdings	360,400	122,640
Xtep International Holdings	295,800	164,716

Total		2,092,973

Cyprus – 0.0%
TCS Group Holding GDR	2,200	48,290

Total		48,290

Denmark – 1.2%
Chr. Hansen Holding	5,500	475,213
Coloplast Cl. B	4,000	339,010
Columbus	16,400	39,039
DFDS	4,000	224,717
SimCorp	7,500	522,737

Total		1,600,716

Egypt – 0.2%
Commercial International Bank	23,800	120,260
Egyptian Financial Group-Hermes Holding Company	70,800	102,025
Oriental Weavers	82,300	74,177

Total		296,462

Finland – 0.0%
Ferratum	1,300	41,140

Total		41,140

France – 4.2%
Albioma	3,100	73,465
Interparfums	13,500	622,053
Neurones	25,500	841,084
Rothschild & Co	33,000	1,215,471
Sartorius Stedim Biotech	9,500	859,970
Synergie	1,200	75,526
Thermador Groupe	9,500	1,346,209
Vetoquinol	8,000	543,519

Total		5,577,297

Georgia – 0.1%
BGEO Group	3,400	169,885

Total		169,885

Germany – 2.6%
Carl Zeiss Meditec	17,500	1,117,491
CompuGroup Medical	8,000	433,323
Deutsche EuroShop	1,700	62,327
FinTech Group [1]	1,800	61,040
HolidayCheck Group [1]	19,150	64,318
JDC Group [1]	4,000	43,460
MorphoSys [1]	6,000	613,725
PSI Software	2,600	55,198
STRATEC Biomedical	9,000	813,861
VIB Vermoegen	7,300	197,042

Total		3,461,785

Greece – 0.1%
JUMBO	4,700	84,164
Sarantis	2,900	51,112

Total		135,276

Hong Kong – 1.4%
China Resources Cement Holdings	100,000	87,261
Dah Sing Financial Holdings	19,900	126,389
HKBN	150,000	177,196
I.T	378,400	176,558
International Housewares Retail	380,000	70,633
Oriental Watch Holdings	232,950	68,400
Perfect Shape Beauty Technology	600,000	86,418
Pico Far East Holdings	526,500	201,945
Texhong Textile Group	47,600	67,064
Value Partners Group	736,800	695,596
Xinyi Glass Holdings	51,900	79,195

Total		1,836,655

India – 1.9%
AIA Engineering	27,000	598,704
Asian Granito India	8,700	61,552
Borosil Glass Works	5,800	74,402
Dewan Housing Finance	27,500	221,334
Edelweiss Financial Services	10,200	37,929
Jubilant Life Sciences	2,600	33,442
Manappuram Finance	27,550	46,155
Mphasis	2,400	30,812
Multi Commodity Exchange of India	5,300	55,045
Phillips Carbon Black	3,800	63,818
Radico Khaitan	24,000	124,214
Redington India	30,000	67,819
SH Kelkar & Company	175,000	694,817
Sterlite Technologies	35,000	171,232
Vakrangee	72,000	249,552

Total		2,530,827

Indonesia – 0.5%
Mitra Pinasthika Mustika	1,000,000	59,234
Selamat Sempurna	5,500,000	537,527

Total		596,761

Ireland – 0.5%
Irish Residential Properties REIT	40,000	68,597
Keywords Studios	25,000	524,253

Total		592,850

Israel – 0.6%
Frutarom Industries	7,500	689,444
Nova Measuring Instruments [1,2]	3,700	100,381

Total		789,825

Italy – 0.8%
Anima Holding	7,400	50,360
Anima Holding (Rights) [1]	7,400	2,823
DiaSorin	8,500	765,958
Openjobmetis [1]	15,900	224,835

Total		1,043,976

Japan – 7.8%
Ai Holdings	45,000	1,260,936
As One	15,000	972,010
EPS Holdings	2,500	51,178
Financial Products Group	8,700	113,439
H.I.S.	1,100	40,138
IDOM	7,700	54,579
Investors Cloud	4,400	97,517
Itochu Techno-Solutions	8,400	173,247
Kyowa Exeo	7,000	187,056
Leopalace21	11,500	94,087
Mandom Corporation	1,200	42,103
Meitec Corporation	25,750	1,414,203
Nihon Kohden	37,500	1,068,359
Nitto Kohki	2,900	80,465
NS Solutions	7,000	201,347
NSD	3,600	73,216
Open House	2,050	126,460
Pressance	6,150	92,673
Relo Group	40,000	1,121,540
Santen Pharmaceutical	30,000	504,278
Sugi Holdings	7,000	393,228
Sun Frontier Fudousan	13,000	143,698
Tokai Corporation	4,300	89,360
Trancom	1,400	97,185
USS	67,500	1,383,024
Yumeshin Holdings	6,950	78,165
Zenkoku Hosho	6,100	268,034

Total		10,221,525

Malaysia – 0.1%
CB Industrial Product Holding	301,200	119,659

Total		119,659

Mexico – 0.7%
Becle [1]	200,000	408,253
Bolsa Mexicana de Valores	250,000	477,884

Total		886,137

Mongolia – 0.0%
Mongolian Mining [1]	862,000	18,767

Total		18,767

Netherlands – 0.6%
AMG Advanced Metallurgical Group	3,300	147,605
DP Eurasia [1]	24,400	68,602
Intertrust	27,000	559,718

Total		775,925

New Zealand – 1.5%
Fisher & Paykel Healthcare	102,875	988,122
Trade Me Group	300,000	962,261

Total		1,950,383

Norway – 2.0%
Kongsberg Automotive [1]	130,000	148,986
Leroy Seafood Group	13,000	80,788
Protector Forsikring	8,950	96,945
TGS-NOPEC Geophysical	92,500	2,256,714

Total		2,583,433

Peru – 0.1%
Ferreycorp	93,200	73,495

Total		73,495

Philippines – 0.1%
Pryce Corporation	563,600	64,617
Robinsons Retail Holdings	69,200	118,817

Total		183,434

Poland – 0.3%
Enter Air	6,000	45,420
Warsaw Stock Exchange	33,000	398,622

Total		444,042

Russia – 0.4%
Globaltrans Investment GDR	45,500	539,543

Total		539,543

Singapore – 1.3%
CSE Global	591,850	181,948
Duty Free International	466,600	78,530
Duty Free International (Warrants) [1]	80,440	736
Midas Holdings [1,4]	400,000	43,931
Sheng Siong Group	141,800	100,778
XP Power	24,000	1,075,223
Yanlord Land Group	134,300	174,062

Total		1,655,208

South Africa – 0.6%
Coronation Fund Managers	59,000	402,326
JSE	15,000	235,643
Nampak [1]	77,200	99,065

Total		737,034

South Korea – 0.6%
Com2uSCorp	600	106,000
Eugene Technology	4,400	78,121
Hansol Chemical	900	59,054
Huchems Fine Chemical	4,200	97,002
Interojo Company	2,800	106,998
KIWOOM Securities	700	70,760
Koh Young Technology	600	56,924
Modetour Network	3,000	110,310
Samjin Pharmaceutical	2,800	114,739

Total		799,908

Spain – 0.4%
Atento [2]	59,400	463,320

Total		463,320

Sri Lanka – 0.2%
National Development Bank	212,352	183,656
Sampath Bank	27,000	52,026
Sunshine Holdings	158,150	58,811

Total		294,493

Sweden – 2.5%
Addtech Cl. B	18,960	381,926
Bravida Holding	120,000	858,962
Byggmax Group	12,200	60,788
Dustin Group	7,650	68,042
Green Landscaping Holding [1]	40,000	98,685
Hexpol	100,000	927,626
Knowit	7,000	142,175
Lagercrantz Group	60,000	600,839
Momentum Group [1]	6,300	75,857
Proact IT Group	4,800	83,902

Total		3,298,802

Switzerland – 3.8%
Burkhalter Holding	10,000	1,172,666
Forbo Holding	110	154,290
LEM Holding	500	832,812
Partners Group Holding	1,800	1,339,623
VZ Holding	5,600	1,518,519

Total		5,017,910

Taiwan – 0.8%
Flytech Technology	16,390	45,402
Formosa Laboratories	29,050	63,291
Gourmet Master	11,030	144,774
Sinmag Equipment	25,000	140,656
Sitronix Technology	67,600	203,000
Sporton International	41,381	230,320
Taiwan Paiho	32,050	90,073
TCI	6,185	88,021
Tehmag Foods	6,000	47,382

Total		1,052,919

Thailand – 0.1%
Beauty Community	57,200	39,137
Erawan Group (The)	130,000	32,517
Plan B Media	300,000	56,357

Total		128,011

Turkey – 0.2%
Soda Sanayii	82,200	114,243
Tat Gida Sanayi	72,350	104,629

Total		218,872

Ukraine – 0.3%
MHP GDR	30,000	409,648

Total		409,648

United Arab Emirates – 0.1%
ADES International Holding [1]	8,100	122,966

Total		122,966

United Kingdom – 11.3%
Abcam	25,000	435,058
Arrow Global Group	8,200	40,290
Ashmore Group	279,000	1,492,226
Berkeley Energia [1]	61,600	40,131
Biffa	61,400	172,488
Character Group	3,600	24,117
Clarkson	40,600	1,721,524
Connect Group	88,150	69,208
Consort Medical	57,500	903,560
Conviviality [1,4]	61,200	8,586
Diploma	25,000	400,440
dotdigital group	142,200	168,727
Elementis	200,000	829,998
Equiniti Group	255,000	1,070,230
Ferroglobe [1]	41,100	441,003
Ferroglobe (Warranty Insurance Trust) [1,4]	41,100	0
Go-Ahead Group	4,200	103,429
Hilton Food Group	16,100	187,535
Huntsworth	113,900	151,812
Interserve [1]	100,000	113,215
ITE Group	380,341	833,933
Jupiter Fund Management	36,000	238,480
Macfarlane Group	45,500	51,083
Pendragon	139,300	45,358
Polypipe Group	60,000	293,055
Rank Group	20,000	57,974
Real Estate Investors	90,000	70,105
Restore	13,600	103,684
River and Mercantile Group	22,400	103,096
Rotork	195,000	778,101
RPC Group	23,000	250,245
Severfield	70,000	72,122
SIG	100,000	189,991
Spirax-Sarco Engineering	19,000	1,535,909
Staffline Group	11,000	144,487
Stallergenes Greer [1]	10,800	383,194
STV Group	16,100	72,996
Victrex	22,500	811,529
WANdisco [1]	8,000	94,404
Xaar	90,000	424,033

Total		14,927,356

United States – 27.8%
Air Lease Cl. A	36,460	1,553,925
Brooks Automation [2]	18,100	490,148
Century Casinos [1]	5,000	37,300
CIRCOR International [1]	23,500	1,002,510
Cognex Corporation	10,748	558,789
Coherent [1]	3,000	562,200
Copart [1]	19,800	1,008,414
Diebold Nixdorf [2]	28,800	443,520
Diodes [1]	20,500	624,430
Dorian LPG [1]	4,475	33,518
EnerSys [2,3]	11,000	763,070
Expeditors International of Washington [2]	13,300	841,890
FLIR Systems [2]	51,500	2,575,515
Innospec [2,3]	12,457	854,550
Kadant	7,800	737,100
KBR [2]	58,700	950,353
Kirby Corporation [1,2,3]	32,900	2,531,655
Lazard Cl. A	32,600	1,713,456
Lindsay Corporation	13,700	1,252,728
Littelfuse	4,000	832,720
ManpowerGroup	8,800	1,012,880
MBIA [1,2,3]	80,300	743,578
Nanometrics [1,2]	35,600	957,640
National Instruments [2,3]	15,200	768,664
Oaktree Capital Group LLC Cl. A	10,400	411,840
Popular	13,100	545,222
Quaker Chemical [2]	6,069	899,001
Raven Industries	40,000	1,402,000
Rogers Corporation [1,2,3]	4,800	573,792
SEACOR Holdings [1]	20,200	1,032,220
SEACOR Marine Holdings [1]	20,309	386,277
SEI Investments [2,3]	34,500	2,584,395
Signet Jewelers	5,500	211,860
Standard Motor Products	11,200	532,784
Sun Hydraulics [2]	15,139	810,845
Tennant Company [2]	11,600	785,320
Valmont Industries	5,400	790,020
Virtu Financial Cl. A [2]	74,300	2,451,900
World Fuel Services	12,000	294,600

Total		36,562,629

Uruguay – 0.4%
Arcos Dorados Holdings Cl. A	46,800	428,220
Biotoscana Investments BDR [1]	10,900	51,835

Total		480,055

TOTAL COMMON STOCKS
(Cost $102,098,427)		126,757,912

REPURCHASE AGREEMENT – 9.3%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $12,291,382 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $12,538,984)
(Cost $12,291,000)		12,291,000

TOTAL INVESTMENTS – 105.7%
(Cost $114,389,427)		139,048,912

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.7)%		(7,513,525)

NET ASSETS – 100.0%		$131,535,387

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2018. Total market value of pledged securities at March 31, 2018, was $14,715,613.

[3]	At March 31, 2018, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $5,738,698.
[4]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $114,461,942. At March 31, 2018, net unrealized appreciation for all securities was $24,586,970, consisting of aggregate gross unrealized appreciation of $30,316,765 and aggregate gross unrealized depreciation of $5,729,795. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$53,724,329	$72,981,066	$52,517	$126,757,912
Cash Equivalents	–	12,291,000	–	12,291,000

Certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the three months ended March 31, 2018, securities valued at $959,632 were transferred from Level 1 to Level 2, and securities valued at $2,683,567 and $8,586 were transferred from Level 2 to Level 1 and from Level 2 to Level 3, respectively within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of				Realized	Unrealized	Balance as of
	12/31/17	Purchases	Sales	Transfers In	Gain (Loss)	Gain (Loss)	3/31/18

Common Stocks	$0	$126,098	$84,433	$8,586	$8,774	$(6,508)	$52,517

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2018 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2018, the Fund has outstanding borrowings of $8,000,000. During the period ended March 31, 2018, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Global Value Trust, Inc.

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Global Value Trust, Inc.

Date: May 29, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Global Value Trust, Inc.

Date: May 29, 2018